Index 600 Stock Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2021 (unaudited)

Common Stocks (96.0%)	Shares/ Par +	Value $ (000’s)
Communication Services (1.9%)
AMC Networks, Inc. - Class A *	11,165	594
ATN International, Inc.	4,091	201
Cincinnati Bell, Inc. *	18,899	290
Cogent Communications Holdings, Inc.	15,776	1,085
Consolidated Communications Holdings, Inc. *	27,244	196
The E.W. Scripps Co. - Class A	21,303	410
Gannett Co., Inc. *	48,874	263
Glu Mobile, Inc. *	56,002	699
The Marcus Corp. *	8,629	172
Meredith Corp. *	15,096	450
QuinStreet, Inc. *	18,505	376
Scholastic Corp.	11,347	342
Shenandoah Telecommunications Co.	18,733	914
Spok Holdings, Inc.	6,545	69
TechTarget, Inc. *	8,802	611
Vonage Holdings Corp. *	87,822	1,038

Total		7,710

Consumer Discretionary (15.2%)
Aaron’s Holdings Company, Inc.	12,738	327
Abercrombie & Fitch Co. - Class A *	23,266	798
American Axle & Manufacturing Holdings, Inc. *	42,240	408
American Public Education, Inc. *	6,928	247
America’s Car-Mart, Inc. *	2,290	349
Asbury Automotive Group, Inc. *	7,241	1,423
Barnes & Noble Education, Inc. *	11,244	92
Bed Bath & Beyond, Inc. *	45,422	1,324
Big Lots, Inc.	12,578	859
BJ’s Restaurants, Inc. *	8,638	502
Bloomin’ Brands, Inc. *	29,907	809
Boot Barn Holdings, Inc. *	10,900	679
Brinker International, Inc. *	17,039	1,211
The Buckle, Inc.	10,686	420
Caleres, Inc.	14,137	308

Common Stocks (96.0%)	Shares/ Par +	Value $ (000’s)
Consumer Discretionary continued
Callaway Golf Co.	35,120	939
The Cato Corp. - Class A *	7,342	88
Cavco Industries, Inc. *	3,186	719
Century Communities, Inc. *	10,820	653
The Cheesecake Factory, Inc. *	15,817	925
Chico’s FAS, Inc. *	44,718	148
The Children’s Place, Inc. *	5,440	379
Chuy’s Holdings, Inc. *	7,344	325
Conn’s, Inc. *	7,171	139
Cooper Tire & Rubber Co.	18,785	1,052
Cooper-Standard Holding, Inc. *	6,301	229
Core-Mark Holding Co., Inc.	16,972	657
Crocs, Inc. *	24,501	1,971
Dave & Buster’s Entertainment, Inc. *	17,881	856
Designer Brands, Inc.	21,918	381
DineEquity, Inc. *	6,201	558
Dorman Products, Inc. *	10,667	1,095
El Pollo Loco Holdings, Inc. *	7,067	114
Ethan Allen Interiors, Inc.	8,128	224
Fiesta Restaurant Group, Inc. *	6,476	82
Fossil Group, Inc. *	17,467	217
GameStop Corp. - Class A *	20,467	3,885
Genesco, Inc. *	5,312	252
Gentherm, Inc. *	12,271	909
G-III Apparel Group, Ltd. *	16,230	489
Group 1 Automotive, Inc.	6,380	1,007
Guess?, Inc.	13,998	329
Haverty Furniture Cos., Inc.	6,228	232
Hibbett Sports, Inc. *	6,189	426
Installed Building Products, Inc.	8,385	930
iRobot Corp. *	10,570	1,291
Kontoor Brands, Inc.	17,657	857
La-Z-Boy, Inc.	17,387	739
LCI Industries	9,380	1,241
LGI Homes, Inc. *	8,240	1,230
Liquidity Services, Inc. *	10,028	186

Common Stocks (96.0%)	Shares/ Par +	Value $ (000’s)
Consumer Discretionary continued
Lumber Liquidators Holdings, Inc. *	10,768	270
M.D.C. Holdings, Inc.	20,637	1,226
M/I Homes, Inc. *	10,942	646
Macy’s, Inc. *	116,249	1,882
MarineMax, Inc. *	8,231	406
Meritage Homes Corp. *	14,057	1,292
The Michaels Cos., Inc. *	26,383	579
Monarch Casino & Resort, Inc. *	4,882	296
Monro, Inc.	12,547	826
Motorcar Parts of America, Inc. *	7,104	160
Movado Group, Inc.	6,185	176
The ODP Corporation *	19,936	863
Oxford Industries, Inc.	6,293	550
Perdoceo Education Corp. *	26,488	317
PetMed Express, Inc.	7,559	266
Red Robin Gourmet Burgers, Inc. *	5,796	231
Regis Corp. *	9,044	114
Rent-A-Center, Inc.	18,364	1,059
Ruth’s Hospitality Group, Inc. *	11,880	295
Sally Beauty Holdings, Inc. *	42,071	847
Shake Shack, Inc. - Class A *	13,593	1,533
Shoe Carnival, Inc.	3,208	199
Shutterstock, Inc.	8,240	734
Signet Jewelers, Ltd. *	19,517	1,132
Sleep Number Corp. *	9,508	1,364
Sonic Automotive, Inc. - Class A	8,711	432
Stamps.com, Inc. *	6,883	1,373
Standard Motor Products, Inc.	7,533	313
Steven Madden, Ltd.	28,851	1,075
Sturm, Ruger & Co., Inc.	6,524	431
Tupperware Brands Corp. *	18,338	484
Unifi, Inc. *	5,574	154
Universal Electronics, Inc. *	5,127	282
Vera Bradley, Inc. *	8,222	83
Vista Outdoor, Inc. *	21,716	696
Winnebago Industries, Inc.	12,587	966
Wolverine World Wide, Inc.	30,916	1,185

Index 600 Stock Portfolio

Common Stocks (96.0%)	Shares/ Par +	Value $ (000’s)
Consumer Discretionary continued
Zumiez, Inc. *	7,789	334

Total		60,581

Consumer Staples (3.8%)
The Andersons, Inc.	11,437	313
B&G Foods, Inc.	24,281	754
Calavo Growers, Inc.	6,189	481
Cal-Maine Foods, Inc. *	13,938	535
Celsius Holdings, Inc. *	9,985	480
Central Garden & Pet Co. *	3,635	211
Central Garden & Pet Co. - Class A *	14,744	765
The Chefs’ Warehouse, Inc. *	11,943	364
Coca-Cola Consolidated, Inc.	1,731	500
e.l.f. Beauty, Inc. *	14,409	387
Edgewell Personal Care Co.	20,215	801
Fresh Del Monte Produce, Inc.	11,305	324
Inter Parfums, Inc.	6,586	467
J & J Snack Foods Corp.	5,584	877
John B. Sanfilippo & Son, Inc.	3,290	297
Medifast, Inc.	4,389	930
MGP Ingredients, Inc.	4,920	291
National Beverage Corp.	8,694	425
PriceSmart, Inc.	8,767	848
Seneca Foods Corp. - Class A *	2,498	118
The Simply Good Foods Co. *	31,374	954
SpartanNash Co.	13,373	262
United Natural Foods, Inc. *	20,901	688
Universal Corp.	9,142	539
USANA Health Sciences, Inc. *	4,472	436
Vector Group, Ltd.	48,084	671
WD-40 Co.	5,127	1,570

Total		15,288

Energy (3.7%)
Archrock, Inc.	47,904	455
Bonanza Creek Energy, Inc. *	6,915	247
Bristow Group, Inc. *	8,642	224
Callon Petroleum Co. *	17,192	663
CONSOL Energy, Inc. *	11,169	109
Core Laboratories NV	16,592	478
DMC Global, Inc. *	5,730	311
Dorian LPG, Ltd. *	10,455	137
Dril-Quip, Inc. *	13,351	444
Green Plains, Inc. *	15,710	425

Common Stocks (96.0%)	Shares/ Par +	Value $ (000’s)
Energy continued
Helix Energy Solutions Group, Inc. *	52,636	266
Helmerich & Payne, Inc.	40,435	1,090
Laredo Petroleum, Inc. *	3,357	101
Matador Resources Co.	40,955	960
Matrix Service Co. *	9,870	129
Nabors Industries, Ltd. *	2,394	224
Oceaneering International, Inc. *	37,031	423
Oil States International, Inc. *	22,759	137
Par Pacific Holdings, Inc. *	14,895	210
Patterson-UTI Energy, Inc.	69,917	498
PBF Energy, Inc. *	35,837	507
PDC Energy, Inc. *	37,390	1,286
Penn Virginia Corp. *	5,668	76
ProPetro Holding Corp. *	30,833	329
Range Resources Corp. *	96,317	995
Renewable Energy Group, Inc. *	16,627	1,098
REX American Resources Corp. *	1,966	165
RPC, Inc. *	21,654	117
SEACOR Holdings, Inc. *	7,141	291
SM Energy Co.	39,734	650
Southwestern Energy Co. *	242,725	1,129
Talos Energy, Inc. *	11,801	142
US Silica Holdings, Inc. *	27,576	339

Total		14,655

Financials (16.7%)
Allegiance Bancshares, Inc.	6,894	280
Ambac Financial Group, Inc. *	17,082	286
American Equity Investment Life Holding Co.	32,214	1,016
Ameris Bancorp	26,083	1,370
AMERISAFE, Inc.	7,209	461
Apollo Commercial Real Estate Finance, Inc.	48,132	672
ARMOUR Residential REIT, Inc.	24,704	301
Assured Guaranty, Ltd.	28,704	1,214
Axos Financial, Inc. *	19,156	901
Banc of California, Inc.	16,879	305

Common Stocks (96.0%)	Shares/ Par +	Value $ (000’s)
Financials continued
BancFirst Corp.	6,947	491
BankUnited, Inc.	34,783	1,529
Banner Corp.	13,205	704
Berkshire Hills Bancorp, Inc.	19,238	429
Blucora, Inc. *	17,916	298
Boston Private Financial Holdings, Inc.	30,673	409
Brightsphere Investment Group, Inc.	22,342	455
Brookline Bancorp, Inc.	29,086	436
Cadence Bancorp	46,688	968
Capitol Federal Financial, Inc.	48,134	638
Capstead Mortgage Corp.	35,978	224
Central Pacific Financial Corp.	10,509	280
City Holding Co.	5,887	481
Columbia Banking System, Inc.	26,702	1,151
Community Bank System, Inc.	20,103	1,542
Customers Bancorp, Inc. *	11,095	353
CVB Financial Corp.	47,889	1,058
Dime Community Bancshares, Inc.	13,209	398
Donnelley Financial Solutions, Inc. *	11,077	308
Eagle Bancorp, Inc.	11,829	629
eHealth, Inc. *	9,657	702
Employers Holdings, Inc.	10,571	455
Encore Capital Group, Inc. *	11,689	470
Enova International, Inc. *	13,515	480
EZCORP, Inc. - Class A *	19,427	97
FB Financial Corp.	11,616	517
First Bancorp	92,054	1,381
First Commonwealth Financial Corp.	35,848	515
First Financial Bancorp	36,539	877
First Hawaiian, Inc.	49,054	1,343
First Midwest Bancorp, Inc.	43,015	943
Flagstar Bancorp, Inc.	17,798	803
Granite Point Mortgage Trust, Inc.	20,586	246
Great Western Bancorp, Inc.	20,515	621
Green Dot Corp. - Class A *	20,128	922
Greenhill & Co., Inc.	5,306	87
Hanmi Financial Corp.	11,456	226

Index 600 Stock Portfolio

Common Stocks (96.0%)	Shares/ Par +	Value $ (000’s)
Financials continued
HCI Group, Inc.	2,292	176
Heritage Financial Corp. of Washington	13,391	378
Hilltop Holdings, Inc.	24,244	828
HomeStreet, Inc.	8,125	358
Hope Bancorp, Inc.	45,965	692
Horace Mann Educators Corp.	15,443	667
Independent Bank Corp.	12,381	1,042
Independent Bank Group, Inc.	13,708	990
Invesco Mortgage Capital, Inc.	85,998	345
Investors Bancorp, Inc.	84,373	1,239
James River Group Holdings, Ltd.	11,578	528
KKR Real Estate Finance Trust, Inc.	10,139	187
Meta Financial Group, Inc.	12,011	544
Mr. Cooper Group, Inc. *	26,329	915
National Bank Holding Corp. - Class A	11,412	453
NBT Bancorp, Inc.	16,268	649
New York Mortgage Trust, Inc.	142,628	638
NMI Holdings, Inc. - Class A *	32,037	757
Northfield Bancorp, Inc.	17,486	278
Northwest Bancshares, Inc.	47,691	689
OFG Bancorp	19,148	433
Old National Bancorp	62,091	1,201
Pacific Premier Bancorp, Inc.	35,197	1,529
Palomar Holdings, Inc. *	8,089	542
Park National Corp.	5,293	684
PennyMac Mortgage Investment Trust	36,477	715
Piper Jaffray Cos., Inc.	5,128	562
PRA Group, Inc. *	16,997	630
Preferred Bank	5,057	322
ProAssurance Corp.	20,096	538
Provident Financial Services, Inc.	26,940	600
Ready Capital Corp.	21,748	292
Redwood Trust, Inc.	41,738	435
Renasant Corp.	20,955	867
S&T Bancorp, Inc.	14,659	491
Safety Insurance Group, Inc.	5,276	445
Seacoast Banking Corp. of Florida *	20,573	746
ServisFirst Bancshares, Inc.	17,641	1,082

Common Stocks (96.0%)	Shares/ Par +	Value $ (000’s)
Financials continued
Simmons First National Corp. - Class A	40,510	1,202
SiriusPoint, Ltd. *	31,757	323
Southside Bancshares, Inc.	11,585	446
Stewart Information Services Corp.	9,964	518
StoneX Group, Inc. *	6,147	402
Tompkins Financial Corp.	4,510	373
Triumph Bancorp, Inc. *	8,433	653
Trupanion, Inc. *	12,353	941
TrustCo Bank Corp.	35,960	265
United Community Banks, Inc.	32,301	1,102
United Fire Group, Inc.	8,027	279
United Insurance Holdings Corp.	7,711	56
Universal Insurance Holdings, Inc.	10,633	153
Veritex Holdings, Inc.	18,519	606
Virtus Investment Partners, Inc.	2,669	629
Waddell & Reed Financial, Inc. - Class A	23,310	584
Walker & Dunlop, Inc.	10,926	1,123
Westamerica Bancorporation	10,020	629
WisdomTree Investments, Inc.	41,611	260
World Acceptance Corp. *	1,487	193
WSFS Financial Corp.	17,689	881

Total		66,357

Health Care (11.2%)
Addus HomeCare Corp. *	5,600	586
Allscripts Healthcare Solutions, Inc. *	52,158	783
AMN Healthcare Services, Inc. *	17,679	1,303
Amphastar Pharmaceuticals, Inc. *	13,640	250
AngioDynamics, Inc. *	14,153	331
ANI Pharmaceuticals, Inc. *	3,592	130
Anika Therapeutics, Inc. *	5,301	216
Cardiovascular Systems, Inc. *	14,963	574
Coherus Biosciences, Inc. *	24,194	353
Collegium Pharmaceutical, Inc. *	12,957	307

Common Stocks (96.0%)	Shares/ Par +	Value $ (000’s)
Health Care continued
Community Health Systems, Inc. *	45,376	613
Computer Programs and Systems, Inc.	4,708	144
CONMED Corp.	10,843	1,416
Corcept Therapeutics, Inc. *	39,327	936
CorVel Corp. *	3,404	349
Covetrus, Inc. *	37,281	1,117
Cross Country Healthcare, Inc. *	13,027	163
CryoLife, Inc. *	14,490	327
Cutera, Inc. *	6,575	198
Cytokinetics, Inc. *	26,734	622
Eagle Pharmaceuticals, Inc. *	4,324	181
Enanta Pharmaceuticals, Inc. *	6,664	329
Endo International PLC *	85,877	636
Ensign Group, Inc.	19,251	1,807
Fulgent Genetics, Inc. *	6,561	634
Glaukos Corp. *	17,152	1,440
Hanger, Inc. *	14,211	324
HealthStream, Inc. *	9,450	211
Heska Corp. *	3,682	620
HMS Holdings Corp. *	33,021	1,221
Innoviva, Inc. *	23,442	280
Inogen, Inc. *	6,846	360
Integer Holdings Corp. *	12,355	1,138
Invacare Corp.	12,832	103
Lannett Co., Inc. *	12,749	67
Lantheus Holdings, Inc. *	24,936	533
LeMaitre Vascular, Inc.	6,296	307
Luminex Corp.	16,135	515
Magellan Health, Inc. *	8,675	809
MEDNAX, Inc. *	31,920	813
Meridian Bioscience, Inc. *	16,063	422
Merit Medical Systems, Inc. *	18,377	1,100
Mesa Laboratories, Inc.	1,813	441
ModivCare, Inc. *	4,602	682
Myriad Genetics, Inc. *	28,046	854
Natus Medical, Inc. *	12,629	323
NeoGenomics, Inc. *	43,778	2,111
NextGen Healthcare, Inc. *	20,655	374
Omnicell, Inc. *	16,109	2,092
OraSure Technologies, Inc. *	26,749	312
Orthofix Medical, Inc. *	7,378	320
Owens & Minor, Inc.	27,413	1,030
Pacira Biosciences, Inc. *	16,441	1,152

Index 600 Stock Portfolio

Common Stocks (96.0%)	Shares/ Par +	Value $ (000’s)
Health Care continued
The Pennant Group, Inc. *	9,461	433
Phibro Animal Health Corp. - Class A	7,565	185
Prestige Brands Holdings, Inc. *	18,598	820
R1 RCM, Inc. *	45,709	1,128
RadNet, Inc. *	15,982	348
REGENXBIO, Inc. *	12,986	443
Select Medical Holdings Corp. *	40,415	1,378
Simulations Plus, Inc.	5,649	357
Spectrum Pharmaceuticals, Inc. *	54,415	177
Supernus Pharmaceuticals, Inc. *	19,920	522
Surmodics, Inc. *	5,100	286
Tabula Rasa HealthCare, Inc. *	8,368	385
Tactile Systems Technology, Inc. *	7,244	395
Tivity Health, Inc. *	14,308	319
US Physical Therapy, Inc.	4,792	499
Vanda Pharmaceuticals, Inc. *	20,395	306
Varex Imaging Corp. *	14,618	300
Vericel Corp. *	17,244	958
Xencor, Inc. *	21,590	930
Zynex, Inc. *	7,255	111
Total		44,539

Industrials (16.8%)
AAON, Inc.	15,195	1,064
AAR Corp. *	12,374	515
ABM Industries, Inc.	25,137	1,282
Aegion Corp. *	11,475	330
Aerojet Rocketdyne Holdings, Inc.	27,020	1,269
Aerovironment, Inc. *	8,365	971
Alamo Group, Inc.	3,713	580
Albany International Corp. - Class A	11,448	956
Allegiant Travel Co. *	4,922	1,201
American Woodmark Corp. *	6,337	625
Apogee Enterprises, Inc.	9,681	396
Applied Industrial Technologies, Inc.	14,454	1,318
ArcBest Corp.	9,475	667
Arcosa, Inc.	17,999	1,172
Astec Industries, Inc.	8,431	636
Atlas Air Worldwide Holdings, Inc. *	10,188	616
AZZ, Inc.	9,443	475

Common Stocks (96.0%)	Shares/ Par +	Value $ (000’s)
Industrials continued
Barnes Group, Inc.	17,486	866
Brady Corp. - Class A	18,077	966
Chart Industries, Inc. *	13,310	1,895
CIRCOR International, Inc. *	7,457	260
Comfort Systems USA, Inc.	13,475	1,008
Cubic Corp.	11,827	882
Deluxe Corp.	15,795	663
DXP Enterprises, Inc. *	6,104	184
Echo Global Logistics, Inc. *	9,922	312
Encore Wire Corp.	7,694	516
Enerpac Tool Group Corp.	22,309	583
EnPro Industries, Inc.	7,658	653
ESCO Technologies, Inc.	9,710	1,057
Exponent, Inc.	19,395	1,890
Federal Signal Corp.	22,569	864
Forrester Research, Inc. *	4,102	174
Forward Air Corp.	10,258	911
Franklin Electric Co., Inc.	14,300	1,129
Gibraltar Industries, Inc. *	12,212	1,118
GMS, Inc. *	16,103	672
Granite Construction, Inc.	17,009	685
The Greenbrier Cos., Inc.	12,240	578
Griffon Corp.	17,028	463
Harsco Corp. *	29,428	505
Hawaiian Holdings, Inc. *	18,062	482
Heartland Express, Inc.	18,419	361
Heidrick & Struggles International, Inc.	7,219	258
Hillenbrand, Inc.	28,122	1,342
HNI Corp.	16,140	638
Hub Group, Inc. - Class A *	12,572	846
Insteel Industries, Inc.	7,199	222
Interface, Inc.	21,878	273
John Bean Technologies Corp.	11,832	1,578
Kaman Corp.	10,434	535
Kelly Services, Inc. - Class A *	12,439	277
Korn Ferry	20,237	1,262
Lindsay Corp.	4,052	675
Lydall, Inc. *	6,282	212
Marten Transport, Ltd.	21,891	371
Matson, Inc.	16,178	1,079
Matthews International Corp. - Class A	11,855	469
Meritor, Inc. *	27,229	801
Moog, Inc. - Class A	10,947	910

Common Stocks (96.0%)	Shares/ Par +	Value $ (000’s)
Industrials continued
Mueller Industries, Inc.	21,285	880
MYR Group, Inc. *	6,238	447
National Presto Industries, Inc.	1,938	198
NOW, Inc. *	41,454	418
Park Aerospace Corp.	6,992	92
Patrick Industries, Inc.	8,315	707
PGT Innovations, Inc. *	22,354	564
Pitney Bowes, Inc.	64,553	532
Powell Industries, Inc.	3,292	111
Proto Labs, Inc. *	10,346	1,260
Quanex Building Products Corp.	12,518	328
Raven Industries, Inc.	13,370	512
Resideo Technologies, Inc. *	53,614	1,515
Resources Connection, Inc.	11,369	154
Saia, Inc. *	9,854	2,272
SkyWest, Inc. *	18,880	1,029
SPX Corp. *	16,906	985
SPX Flow, Inc.	15,742	997
Standex International Corp.	4,617	441
Team, Inc. *	11,421	132
Tennant Co.	6,965	556
Titan International, Inc.	18,768	174
Triumph Group, Inc.	19,432	357
TrueBlue, Inc. *	13,228	291
UFP Industries, Inc.	22,922	1,738
UniFirst Corp.	5,679	1,270
US Ecology, Inc. *	11,751	489
Veritiv Corp. *	4,623	197
Viad Corp. *	7,618	318
Vicor Corp. *	7,970	678
Wabash National Corp.	19,380	364
Watts Water Technologies, Inc. - Class A	10,296	1,223
Total		66,727

Information Technology (13.0%)
3D Systems Corp. *	46,293	1,270
8x8, Inc. *	40,279	1,307
ADTRAN, Inc.	17,883	298
Advanced Energy Industries, Inc.	14,345	1,566
Agilysys, Inc. *	7,566	363
Alarm.com Holdings, Inc. *	16,904	1,460
Applied Optoelectronics, Inc. *	9,148	76
Arlo Technologies, Inc. *	30,683	193
Axcelis Technologies, Inc. *	12,703	522
Badger Meter, Inc.	10,858	1,011
Bel Fuse, Inc. - Class B	3,809	76

Index 600 Stock Portfolio

Common Stocks (96.0%)	Shares/ Par +	Value $ (000’s)
Information Technology continued
Benchmark Electronics, Inc.	13,602	421
BM Technologies, Inc. *,Æ,d	1,674	18
Bottomline Technologies, Inc. *	14,483	655
CalAmp Corp. *	13,059	142
Cardtronics PLC *	13,458	522
CEVA, Inc. *	8,495	477
Cohu, Inc. *	17,708	741
Comtech Telecommunications Corp.	9,706	241
CSG Systems International, Inc.	12,157	546
CTS Corp.	12,033	374
Daktronics, Inc. *	13,749	86
Diebold, Inc. *	28,966	409
Digi International, Inc. *	12,372	235
Diodes, Inc. *	15,767	1,259
DSP Group, Inc. *	8,183	117
Ebix, Inc.	8,775	281
ePlus, Inc. *	5,037	502
EVERTEC, Inc.	22,472	836
ExlService Holdings, Inc. *	12,468	1,124
Extreme Networks, Inc. *	45,872	401
Fabrinet *	13,774	1,245
FARO Technologies, Inc. *	6,712	581
FormFactor, Inc. *	29,138	1,314
Harmonic, Inc. *	37,577	295
Ichor Holdings, Ltd. *	10,451	562
Insight Enterprises, Inc. *	13,088	1,249
Itron, Inc. *	16,612	1,473
Knowles Corp. *	34,186	715
Kulicke and Soffa Industries, Inc.	23,131	1,136
LivePerson, Inc. *	23,627	1,246
ManTech International Corp. - Class A	10,252	891
MaxLinear, Inc. - Class A *	25,462	868
Methode Electronics, Inc. - Class A	14,317	601
MicroStrategy, Inc. - Class A *	2,852	1,936
MTS Systems Corp. *	7,341	427
NETGEAR, Inc. *	11,407	469
NIC, Inc.	24,996	848
OneSpan, Inc. *	12,728	312
Onto Innovation, Inc. *	18,209	1,196
OSI Systems, Inc. *	6,215	597
PC Connection, Inc.	4,100	190
PDF Solutions, Inc. *	10,928	194
Perficient, Inc. *	12,309	723
Photronics, Inc. *	23,595	303

Common Stocks (96.0%)	Shares/ Par +	Value $ (000’s)
Information Technology continued
Plantronics, Inc.	13,997	545
Plexus Corp. *	10,748	987
Power Integrations, Inc.	22,485	1,832
Progress Software Corp.	16,469	726
Rambus, Inc. *	41,621	809
Rogers Corp. *	7,007	1,319
Sanmina Corp. *	24,263	1,004
ScanSource, Inc. *	9,459	283
SMART Global Holdings, Inc. *	5,361	247
SPS Commerce, Inc. *	13,335	1,324
Sykes Enterprises, Inc. *	14,754	650
TTEC Holdings, Inc.	6,797	683
TTM Technologies, Inc. *	37,018	537
Ultra Clean Holdings, Inc. *	15,244	885
Unisys Corp. *	23,507	597
Veeco Instruments, Inc. *	18,501	384
Viavi Solutions, Inc. *	85,393	1,341
Xperi Holding Corp.	39,032	850
Total		51,903

Materials (5.0%)
AdvanSix, Inc. *	10,452	280
Allegheny Technologies, Inc. *	47,290	996
American Vanguard Corp.	9,939	203
Arconic Corp. *	36,462	926
Balchem Corp.	12,133	1,522
Boise Cascade Co.	14,618	875
Carpenter Technology Corp.	17,906	737
Century Aluminum Co. *	18,687	330
Clearwater Paper Corp. *	6,180	233
Ferro Corp. *	30,687	517
FutureFuel Corp.	9,624	140
GCP Applied Technologies, Inc. *	17,981	441
Glatfelter Corp.	16,545	284
H.B. Fuller Co.	19,523	1,228
Hawkins, Inc.	7,084	237
Haynes International, Inc.	4,707	140
Innospec, Inc.	9,166	941
Kaiser Aluminum Corp.	5,896	652
Koppers Holdings, Inc. *	7,855	273
Kraton Corp. *	11,885	435
Livent Corp. *	55,015	953
Materion Corp.	7,580	502
Mercer International, Inc.	14,738	212

Common Stocks (96.0%)	Shares/ Par +	Value $ (000’s)
Materials continued
Myers Industries, Inc.	13,359	264
Neenah Paper, Inc.	6,266	322
O-I Glass, Inc. *	58,685	865
Olympic Steel, Inc.	3,387	100
Quaker Chemical Corp.	4,952	1,207
Rayonier Advanced Materials, Inc. *	23,621	214
Schweitzer-Mauduit International, Inc.	11,680	572
Stepan Co.	7,957	1,011
SunCoke Energy, Inc.	30,865	216
TimkenSteel Corp. *	14,143	166
Tredegar Corp.	9,619	144
Trinseo SA	14,422	918
US Concrete, Inc. *	5,908	433
Warrior Met Coal, Inc.	19,087	327
Total		19,816

Real Estate (7.3%)
Acadia Realty Trust	32,170	610
Agree Realty Corp.	23,771	1,600
Alexander & Baldwin, Inc.	26,981	453
American Assets Trust, Inc.	18,869	612
Armada Hoffler Properties, Inc.	22,068	277
Brandywine Realty Trust	64,044	827
CareTrust REIT, Inc.	35,989	838
Centerspace REIT	4,839	329
Chatham Lodging Trust *	17,516	231
Community Healthcare Trust, Inc.	8,405	388
CoreCivic, Inc. *	44,612	404
DiamondRock Hospitality Co. *	78,243	806
Diversified Healthcare Trust	88,851	425
Easterly Government Properties, Inc.	30,586	634
Essential Properties Realty Trust, Inc.	40,118	916
Four Corners Property Trust, Inc.	28,573	783
Franklin Street Properties Corp.	36,021	196
The GEO Group, Inc.	45,239	351
Getty Realty Corp.	13,864	393
Global Net Lease, Inc.	34,048	615
Hersha Hospitality Trust *	13,615	144
Independence Realty Trust, Inc.	37,924	576
Industrial Logistics Properties Trust	24,351	563
Innovative Industrial Properties, Inc.	8,961	1,614

Index 600 Stock Portfolio

Common Stocks (96.0%)	Shares/ Par +	Value $ (000’s)
Real Estate continued
iStar, Inc.	27,586	490
Kite Realty Group Trust	31,400	606
Lexington Realty Trust	104,039	1,156
LTC Properties, Inc.	14,634	611
Mack-Cali Realty Corp.	32,136	497
Marcus & Millichap, Inc. *	8,957	302
National Storage Affiliates Trust	23,921	955
NexPoint Residential Trust, Inc.	8,402	387
Office Properties Income Trust	18,018	496
RE/MAX Holdings, Inc. - Class A	6,920	273
Realogy Holdings Corp. *	43,054	651
Retail Opportunity Investments Corp.	124,908	1,548
RPT Realty	30,191	344
Safehold, Inc.	5,345	375
Saul Centers, Inc.	4,799	193
SITE Centers Corp.	62,593	849
The St. Joe Co.	11,638	499
Summit Hotel Properties, Inc. *	39,415	400
Tanger Factory Outlet Centers, Inc.	34,849	527
Uniti Group, Inc.	86,793	957
Universal Health Realty Income Trust	4,776	324
Urstadt Biddle Properties, Inc. - Class A	11,185	186
Washington Real Estate Investment Trust	31,758	702
Whitestone REIT	14,846	144
Xenia Hotels & Resorts, Inc. *	42,411	827
Total		28,884

Utilities (1.4%)
American States Water Co.	13,756	1,040
Avista Corp.	25,957	1,239
California Water Service Group	18,878	1,064
Chesapeake Utilities Corp.	6,511	756
Northwest Natural Holding Co.	11,399	615

Common Stocks (96.0%)	Shares/ Par +	Value $ (000’s)
Utilities continued
South Jersey Industries, Inc.	37,510	847
Total		5,561

Total Common Stocks (Cost: $260,967)		382,021

Investment Companies (2.6%)
Investment Companies (2.6%)
iShares Core S&P Small-Cap ETF	95,822	10,399
Total		10,399

Total Investment Companies (Cost: $9,474)		10,399

Short-Term Investments (1.5%)
Money Market Funds (1.4%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.040% #	5,559,008	5,559
Total		5,559

US Government & Agencies (0.1%)
US Treasury 0.010%, 7/15/21 b	405,000	405
Total		405

Total Short-Term Investments (Cost: $5,964)		5,964

Total Investments (100.1%) (Cost: $276,405)@		398,384

Other Assets, Less Liabilities (-0.1%)		(518)

Net Assets (100.0%)		397,866

Index 600 Stock Portfolio

Securities Sold Short

Description	Principal Amount (000’s)	Proceeds (000’s)	Value (000’s)
BM Technologies, Inc.	$(2)	$(22)	$(19)

	$(2)	$(22)	$(19)

Restricted Securities

Description	Acquisition Date	Cost (000’s)	Value (000’s)	Value as a Percentage of Net Assets
BM Technologies, Inc.	1/8/21	$21	$18	–%p

Exchange Traded or Centrally Cleared Derivatives

Futures

Issuer	Long/ Short	Currency	Notional Par (000’s)	Number of Contracts	Expiration Date	Notional Value (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Variation Margin (000’s)
E-mini Russell 2000 Index Futures	Long	USD	3	56	6/21	$6,223	$(295)	$78

							$(295)	$78

	Financial Derivative Assets				Financial Derivative Liabilities
Market Value
		Variation Margin (000’s)		Variation Margin (000’s)			(000’s)
	Swaps	Futures	Total	Swaps	Futures	Total	Options
Total Exchange-Traded or Centrally Cleared Derivatives	$–	$78	$78	$–	$–	$–	$–

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
Æ	Security valued using significant unobservable inputs.
d	Restricted security – see accompanying table for additional details
#	7-Day yield as of 3/31/2021.
b

Cash or securities with an aggregate value of $405 (in thousands) has been pledged as collateral for futures, swap contracts outstanding, short sales, when issued securities or written options on 3/31/2021.

@

At March 31, 2021, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $276,383 and the net unrealized appreciation of investments based on that cost was $121,687 which is comprised of $136,199 aggregate gross unrealized appreciation and $14,512 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

p	Amount is less than one thousand.

Index 600 Stock Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at March 31, 2021.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
		(Amounts in thousands)
Assets:
Common Stocks
Information Technology	$51,885	$—	$18
All Others	330,118	—	—
Investment Companies	10,399	—	—
Short-Term Investments
Money Market Funds	5,559	—	—
All Others	—	405	—

Total Assets:	$397,961	$405	$18

Liabilities:
Other Financial Instruments^
Futures	(295)	—	—
Securities Sold Short	(19)	—	—

Total Liabilities:	$(314)	$—	$—

^ Other financial instruments are derivative instruments such as futures and forwards, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Abbreviations

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
ICE	Intercontinental Exchange
SONIO	Sterling Overnight Interbank Average Rate
DAC	Designated Activity Company
TBA	To Be Announced
OIS	Overnight Index Swaps
DIFC	Dubai International Financial Centre

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
THB	Thai Baht
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand